Shareholders’ Equity	9 Months Ended
Sep. 30, 2018
Stockholders Equity Note [Abstract]
Shareholders’ Equity

Note 6. Shareholders’ Equity

Ordinary Shares

Merger and reverse stock split

The Company completed the merger with Alcobra Ltd. on November 15, 2017. In connection with the merger, all outstanding shares of Arcturus Inc. were exchanged for the Company’s Ordinary Shares at a rate of .293 Ordinary Shares of the Company’s stock for each share of Arcturus Inc. common stock.

Also on November 15, 2017 and prior to and in connection with the merger, Alcobra Ltd. effected a 1-for-7 reverse stock split of Ordinary Shares and changed Ordinary Shares authorized to 30,000,000 shares. All historical information presented herein has been retroactively restated to reflect the effect of the merger exchange ratio, reverse stock split and change to the authorized number of Ordinary Shares in accordance with Accounting Standards Codification Topic 260, “Earnings Per Share.”

Restricted Ordinary Shares

In March 2013, the founders of the Company purchased 2,783,686 Ordinary Shares of stock for $0.0068 per share. Of the shares purchased, 1,538,353 were subject to a repurchase option whereby the Company has an option for two months after date of termination of service to repurchase any or all of the unvested shares at the original purchase price per share. The founders of Arcturus Inc. purchased Arcturus Inc. shares, that as part of the merger, converted into the Company's Ordinary Shares and the repurchase rights continued to apply in regard to the Ordinary Shares. The repurchase option shall be deemed to be automatically exercised by the Company as of the end of the two-month period unless the Company notifies the purchaser that it does not intend to exercise its option. The shares will be vested (1) 25% after obtaining suitable siRNA license; (2) 25% after in vivo proof-of-concept achieved; (3) 25% after a regulatory agency new drug application (such as an Investigational New Drug application) is filed and accepted by the applicable regulatory agency; and (4) 25% after human biological proof-of-concept is achieved. The Company met the first two milestones during 2013 and 2014. During the third quarter 2017, the purchase agreements were amended to clarify vesting conditions resulting in a modification expense being recorded related to one of the awards totaling $1,495,000 (Note 7). As of September 30, 2018, 622,667 unvested Ordinary Shares remain subject to the repurchase option.